SCHEDULE OF DUE TO RELATED PARTIES (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Due to related party	$ 101,873	$ 32,171
Mr Silong Chen [Member]
Related Party Transaction [Line Items]
Due to related party	$ 101,873	$ 32,171